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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1743

                                  Spectra Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003
          -------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


                              Mr. Frederick A. Blum
                           Fred Alger Management, Inc.
                                111 Fifth Avenue
                            New York, New York 10003
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.  Schedule of Investments.

                   SPECTRA FUND
                   Schedule of Investments (Unaudited)
                   JULY 31, 2005

SHARES             COMMON STOCKS--95.6%                                                         VALUE
------                                                                                          -----
                   AIR FREIGHT & LOGISTICS--1.9%
       53,000      UTI Worldwide, Inc.                                                        $3,782,080
                                                                                            ------------

                   BEVERAGES--2.0%
       72,600      PepsiCo, Inc.                                                              $3,958,878
                                                                                            ------------

                   BIOTECHNOLOGY--.7%
       82,700      Vertex Pharmaceuticals Incorporated*                                        1,319,065
                                                                                            ------------

                   COMMUNICATION EQUIPMENT--.4%
       43,900      Nokia Oyj ADR#                                                                700,205
                                                                                            ------------

                   COMMUNICATION TECHNOLOGY--2.6%
      201,800      Nextel Partners, Inc. Cl. A*                                                5,024,820
                                                                                            ------------

                   COMPUTERS & PERIPHERALS--1.4%
      179,500      Western Digital Corporation*                                                2,690,705
                                                                                            ------------

                   COMPUTER TECHNOLOGY--2.5%
      110,800      NAVTEQ*                                                                     4,871,876
                                                                                            ------------

                   DIVERSIFIED FINANCIAL SERVICES--4.4%
      160,400      Citigroup Inc.                                                              6,977,400
       17,100      Lehman Brothers Holdings Inc.                                               1,797,723
                                                                                            ------------
                                                                                               8,775,123
                                                                                            ------------

                   ELECTRONIC EQUIPMENT & INSTRUMENTS--.3%
       26,700      Multi-Fineline Electronix, Inc.*                                              560,166
                                                                                            ------------

                   ELECTRIC SERVICES--.1%
        4,400      ITC Holdings Corp.*                                                           123,200
                                                                                            ------------

                   ENERGY EQUIPMENT & SERVICES--7.8%
       40,900      Lone Star Technologies, Inc.*                                               2,087,127
      154,000      National-Oilwell Varco Inc.*                                                8,061,900
       91,900      Transocean Inc.*                                                            5,185,916
                                                                                            ------------
                                                                                              15,334,943
                                                                                            ------------

                   FINANCIAL SERVICES--.9%
      148,000      Hudson City Bancorp Inc.                                                    1,750,840
                                                                                            ------------

                   FOOD & STAPLES RETAILING--2.5%
       97,900      CVS Corporation                                                             3,037,837
       66,900      Performance Food Group Co.*                                                 2,009,007
                                                                                            ------------
                                                                                               5,046,844
                                                                                            ------------

                   FREIGHT & LOGISTICS--1.2%
       28,050      FedEx Corp.                                                                 2,358,725
                                                                                            ------------

                   HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
       89,600      St. Jude Medical, Inc.*                                                     4,247,936
                                                                                            ------------

                   HEALTH CARE PROVIDERS & SERVICES--5.6%
      109,350      Caremark Rx, Inc.*                                                          4,874,823
       79,400      PacifiCare Health Systems, Inc.*                                            6,050,280
                                                                                            ------------
                                                                                              10,925,103
                                                                                            ------------

                   HOTELS, RESTAURANTS & LEISURE--1.6%
      100,900      Hilton Hotels Corporation                                                   2,497,275
      245,200      Jameson Inns, Inc.*                                                           581,124
                                                                                            ------------
                                                                                               3,078,399
                                                                                            ------------

                   INDUSTRIAL CONGLOMERATES--4.6%
      190,600      General Electric Company                                                    6,575,700
       81,250      Tyco International Ltd.                                                     2,475,688
                                                                                            ------------
                                                                                               9,051,388
                                                                                            ------------

                   INSURANCE--1.6%
       51,200      American International Group, Inc.                                          3,082,240
                                                                                            ------------

SHARES                                                                                          VALUE
------                                                                                          -----

                   INTERNET SOFTWARE & SERVICES--9.0%
       34,200      Google Inc. Cl A*                                                        $  9,841,392
       42,800      Netease.com Inc. ADR*#                                                      2,517,924
      160,600      Yahoo! Inc. *                                                               5,354,404
                                                                                            ------------
                                                                                              17,713,720
                                                                                            ------------

                   LEISURE & ENTERTAINMENT--2.9%
      178,100      Shanda Interactive Entertainment Ltd. *                                     5,825,633
                                                                                            ------------

                   MACHINERY--3.3%
      122,000      Caterpillar Inc.                                                            6,577,020
                                                                                            ------------

                   MACHINERY - OIL WELL EQUIPMENT & SERVICES--1.1%
       64,700      Patterson-UTI Energy, Inc.                                                  2,124,101
                                                                                            ------------

                   MEDIA--5.4%
      268,100      Disney (Walt) Company                                                       6,874,084
      239,900      News Corporation Cl. A                                                      3,929,562
                                                                                            ------------
                                                                                              10,803,646
                                                                                            ------------

                   MEDICAL INSTRUMENTS & SUPPLIES--.8%
       68,200      Symmetry Medical Inc.*                                                      1,700,226
                                                                                            ------------

                   METALS & MINING--3.2%
       40,500      Alpha Natural Resources, Inc.*                                              1,134,000
       26,600      Peabody Energy Corporation                                                  1,748,684
       32,300      Phelps Dodge Corporation                                                    3,438,335
                                                                                            ------------
                                                                                               6,321,019
                                                                                            ------------

                   MULTILINE RETAIL--2.0%
       70,800      Kohl's Corporation*                                                         3,989,580
                                                                                            ------------

                   OIL & GAS--1.1%
       53,800      General Maritime Corporation                                                2,097,662
                                                                                            ------------

                   PERSONAL PRODUCTS--4.4%
      132,800      Gillette Company (The)                                                      7,127,376
       53,600      Parlux Fragrances, Inc.*                                                    1,702,336
                                                                                            ------------
                                                                                               8,829,712
                                                                                            ------------

                   PHARMACEUTICALS--4.7%
       87,900      Johnson & Johnson                                                           5,622,084
      175,300      Schering-Plough Corporation                                                 3,649,746
                                                                                            ------------
                                                                                               9,271,830
                                                                                            ------------

                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.5%
      166,500      Marvell Technology Group Ltd.*                                              7,274,385
      124,500      Photronics, Inc.*                                                           3,341,580
       62,600      Tessera Technologies Inc.*                                                  2,198,512
                                                                                            ------------
                                                                                              12,814,477
                                                                                            ------------

                   SOFTWARE--6.5%
      264,900      Microsoft Corporation                                                       6,784,089
      290,300      Oracle Corporation*                                                         3,942,274
      102,400      Verifone Holdings Inc.*                                                     2,135,040
                                                                                            ------------
                                                                                              12,861,403
                                                                                            ------------

                   TEXTILES, APPAREL & LUXURY GOODS--.4%
       14,200      Polo Ralph Lauren Corporation Cl. A                                           699,208
                                                                                            ------------

                   TOTAL COMMON STOCKS (COST $172,932,930)                                   188,311,773
                                                                                            ------------

CONTRACTS          PURCHASED OPTIONS---.1%
---------
                   PUT OPTIONS
          120      Google Inc. Cl A./September/290+
                   TOTAL PURCHASED PUT OPTIONS (COST $208,560)                                   152,400
                                                                                            ------------

                   TOTAL INVESTMENTS (COST $173,141,490)(A)                    95.7%         188,464,173
                   Other Assets in Excess of Liabilities                        4.3            8,509,705
                                                                              -----         ------------
                   NET ASSETS                                                 100.0%        $196,973,878
                                                                              ==========================

* Non-income producing security.

# American Depositary Receipts.

+ All or a portion of the securities are pledged as collateral for options written.

(a) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $173,141,490 amounted to $15,322, 683 which consisted of aggregate gross unrealized appreciation of $17,647,487and aggregate gross unrealized depreciation of $2,324,804.


                                                              SHARES
                                                              SUBJECT
                                                  CONTRACTS   TO CALL     VALUE
                                                  ---------   -------     ------
CALL OPTIONS WRITTEN

Google Inc. Cl. A*/September/320
  Total (Premium Received $132,634)                 120         1,200    38,400


PUT OPTIONS WRITTEN

Google Inc. Cl. A*/September/260
  Total (Premium Received $74,836)                  120         1,200    30,000
                                                                        -------

Total Options Written (Premiums Received $207,470)                      $68,400
                                                                        =======

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Spectra Fund

By /s/ Dan C. Chung
-------------------
Dan C. Chung
President

Date: September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Dan C. Chung
-------------------
Dan C. Chung
President

Date: September 16, 2005


By /s/ Frederick A. Blum
------------------------
Frederick A. Blum
Treasurer

Date: September 16, 2005